Fair Value Measurements	12 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Assets and Liabilities Measured at Fair Value on a Recurring Basis (in millions):

		Fair Value Measurements at Reporting Date Using
	Balance at September 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$1,188.6	$1,188.6	$—	$—
Short-term investments:
Available-for-sale securities
Agency obligations	80.0	—	80.0	—
Commercial paper	103.9	—	103.9	—
Corporate debt securities	84.3	—	84.3	—
Government treasury securities	459.7	459.7	—	—
Certificates of deposit	62.9	—	62.9	—
Total available-for-sale securities	790.8	459.7	331.1	—
Trading securities	57.6	57.6	—	—
Total short-term investments	848.4	517.3	331.1	—
Long-term investments:
Available-for-sale securities
Agency obligations	14.0	—	14.0	—
Corporate debt securities	61.3	—	61.3	—
Auction rate securities	18.6	—	—	18.6
Certificates of deposit	22.1	—	22.1	—
Total long-term investments	116.0	—	97.4	18.6
Total	$2,153.0	$1,705.9	$428.5	$18.6
Liabilities:
Short-term derivatives:
Foreign Currency	$10.1	$—	$10.1	$—
Coffee	8.8	—	8.8	—
Total short-term derivatives	18.9	—	18.9	—
Long-term derivatives:
Foreign Currency	3.0	—	3.0	—
Total long-term derivatives	3.0	—	3.0	—
Total	$21.9	$—	$21.9	$—

		Fair Value Measurements at Reporting Date Using
	Balance at October 2, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$1,148.1	$1,148.1	$—	$—
Short-term investments:
Available-for-sale securities
Agency obligations	20.0	—	20.0	—
Commercial paper	87.0	—	87.0	—
Corporate debt securities	78.0	—	78.0	—
Government treasury securities	606.0	606.0	—	—
Certificates of deposit	64.0	—	64.0	—
Total available-for-sale securities	855.0	606.0	249.0	—
Trading securities	47.6	47.6	—	—
Total short-term investments	902.6	653.6	249.0	—
Long-term investments:
Available-for-sale securities
Corporate debt securities	67.0	—	67.0	—
Auction rate securities	28.0	—	—	28.0
Certificates of deposit	12.0	—	12.0	—
Total long-term investments	107.0	—	79.0	28.0
Total	$2,157.7	$1,801.7	$328.0	$28.0
Liabilities:
Short-term derivatives:
Foreign Currency	$20.1	$—	$20.1	$—
Coffee	1.2	—	1.2	—
Total short-term derivatives	21.3	—	21.3	—
Long-term derivatives:
Foreign Currency	9.9	—	9.9	—
Total long-term derivatives	9.9	—	9.9	—
Total	$31.2	$—	$31.2	$—

Short-term and long-term derivatives are included in other accrued liabilities and other long-term liabilities, respectively.
Gross unrealized holding gains and losses on investments were not material as of September 30, 2012 and October 2, 2011.

Available-for-sale Securities
Available-for-sale securities include government treasury securities, corporate and agency bonds, commercial paper, certificates of deposit placed through an account registry service and auction rate securities (“ARS”).
Level 1: For government treasury securities, we use quoted prices in active markets for identical assets to determine fair value.
Level 2: For corporate and agency bonds, for which a quoted market price is not available for identical assets, we determine fair value based upon the quoted market price of similar assets or the present value of expected future cash flows, calculated by applying revenue multiples to estimate future operating results and using discount rates appropriate for the duration and the risks involved. Fair values for commercial paper are estimated using a discounted cash flow calculation that applies current imputed interest rates of similar securities. Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies current interest rates to aggregate expected maturities.
Level 3: We determine fair value of our ARS using an internally developed valuation model, using inputs that include interest rate curves, credit and liquidity spreads, and effective maturity.
Proceeds from sales of available-for-sale securities were $5.0 million, $0.0 million, and $1.1 million in fiscal years 2012, 2011, and 2010, respectively. For fiscal years 2012, 2011, and 2010 realized gains and losses on sales and maturities were not material.
Certificates of deposit have maturity dates ranging from approximately one month to 2 years and principal amounts, that when aggregated with interest that will accrue over the investment term, will not exceed Federal Deposit Insurance Corporation limits. Certificates of deposit with original maturities of 90 days or less are included in cash and cash equivalents. The amounts invested in certificate of deposits that were included in cash and cash equivalents were $0.2 million and $4.2 million as of September 30, 2012 and October 2, 2011, respectively.
Long-term investments (except for ARS) generally mature within 3 years. ARS have long-dated maturities but provide liquidity through a Dutch auction process that resets the applicable interest rate at pre-determined calendar intervals. Our ARS are collateralized by portfolios of student loans, substantially all of which are guaranteed by the United States Department of Education. Due to the auction failures that began in 2008, these securities became illiquid and were classified as long-term investments. The investment principal associated with the failed auctions will not be accessible until:

•	successful auctions resume;

•	an active secondary market for these securities develops;

•	the issuers replace these securities with another form of financing; or

•	final payments are made according to the contractual maturities of the debt issues which range from 18 to 32 years.
We do not intend to sell the ARS, nor is it likely we will be required to sell the ARS before their anticipated recovery, which may be at maturity.

Trading Securities
Trading securities include equity mutual funds and exchange-traded funds. For these securities, we use quoted prices in active markets for identical assets to determine fair value, thus these securities are considered Level 1 instruments. Our trading securities portfolio approximates a portion of the liability under the Management Deferred Compensation Plan (“MDCP”), a defined contribution plan. The corresponding deferred compensation liability of $94.8 million and $84.7 million as of September 30, 2012 and October 2, 2011, respectively, is included in accrued compensation and related costs on the consolidated balance sheets. The changes in net unrealized holding gains/losses in the trading portfolio included in earnings for fiscal years 2012 , 2011 and 2010 were a net gain of $10.9 million, a net loss of $2.1 million, and a net gain of $4.1 million, respectively.

Derivative Assets and Liabilities
Derivative assets and liabilities include foreign currency forward contracts, commodity swaps and futures contracts. Where applicable, we use quoted prices in active markets for identical derivative assets and liabilities that are traded on exchanges. Derivative assets and liabilities included in Level 2 are over-the-counter currency forward contracts and commodity swaps whose fair values are estimated using industry-standard valuation models. Such models project future cash flows and discount the future amounts to a present value using market-
based observable inputs, including interest rate curves and forward and spot prices for currencies and commodities.

Changes in Level 3 Instruments Measured at Fair Value on a Recurring Basis
Financial instruments measured using Level 3 inputs described above are comprised entirely of our ARS. Changes in this balance related primarily to calls of certain of our ARS. In fiscal 2012 and 2011, $10.7 million and $15.8 million, respectively, of our ARS were called at par.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Assets and liabilities recognized or disclosed at fair value on a nonrecurring basis include items such as property, plant and equipment, goodwill and other intangible assets, equity and cost method investments, and other assets. These assets are measured at fair value if determined to be impaired.
During fiscal 2012 and 2011, we recognized fair market value adjustments with a charge to earnings for these assets as follows:

	Year Ended September 30, 2012
	Carrying Value before adjustment	Fair value adjustment	Carrying value after adjustment
Property, plant and equipment (1)	$21.5	$(14.4)	$7.1

	Year Ended October 2, 2011
	Carrying Value before adjustment	Fair value adjustment	Carrying value after adjustment
Property, plant, and equipment (1)	$8.8	$(5.9)	$2.9
Other assets (2)	$22.1	$(22.1)	$—

(1)
These assets primarily consist of leasehold improvements in underperforming stores. The fair value was determined using a discounted cash flow model based on expected future store revenues and operating costs, using internal projections. The resulting impairment charge was included in store operating expenses.

(2)
The fair value was determined using valuation techniques, including discounted cash flows, comparable transactions, and/or comparable company analyses. The resulting impairment charge was included in other operating expenses.

Fair Value of Other Financial Instruments
The estimated fair value of the $550 million of 6.25% Senior Notes based on the quoted market price (Level 2) was approximately $674 million and $648 million as of September 30, 2012 and October 2, 2011, respectively.